Long Term Liabilities to Banks and Others (Details) - Schedule of Long Term Liabilities to Banks and Others Maturity Dates - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Long Term Liabilities To Banks And Others Maturity Dates Abstract
First year (current maturities)	$ 87,791	$ 89,230
Second year	67,956	76,627
Third year	32,430	51,835
Fourth year	9,998	22,716
Fifth year and thereafter	5,490	6,051
Total	$ 203,665	$ 246,459